1933 Act File No.	33-31602
1940 Act File No.	811-5950

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	155

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	157

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	on	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of October, 2014.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ Justine S. Patrick Justine S. Patrick, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Justine S. Patrick Justine S. Patrick, Assistant Secretary	Attorney In Fact For the Persons Listed Below	October 14, 2014
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

Federated Automated Cash Management Trust

Class R Shares

Service Shares

Cash II Shares

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Master Trust

Federated Municipal Trust

Federated Government Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Government Obligations Tax-Managed Fund

Institutional Shares

Service Shares

Federated Liberty U.S. Government Money Market Trust

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Federated Money Market Management

Eagle Shares

Institutional Shares

Service Shares

Capital Shares

Federated Municipal Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Prime Cash Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Prime Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Prime Value Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Tax-Free Obligations Fund

Institutional Shares

Service Shares

Federated Treasury Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

(collectively, the “Funds”)

Portfolios of Money Market Obligations Trust

Post-Effective Amendment No. 155

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Funds and Classes filed as part of Post-Effective Amendment No. 154 on September 26, 2014. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds, and should be used in conjunction with the complete prospectuses for the Funds.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE